Loans and other liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-Current liabilities
Non-current liabilities	$ 73.6	$ 91.9
Current Liabilities
Current liabilities	16.2	43.1
Short-term borrowings	32.0	53.0
Total current borrowings and current portion of non-current borrowings	48.2	96.1
Loans from financial institutions
Non-Current liabilities
Non-current liabilities	15.0	25.0
Current Liabilities
Current liabilities	10.0	10.0
Other loans and liabilities
Non-Current liabilities
Non-current liabilities	47.1	53.2
Current Liabilities
Current liabilities	6.2	33.1
Derivative instruments
Non-Current liabilities
Non-current liabilities	$ 11.5	$ 13.7